STOCKHOLDERS' EQUITY (DEFICIT) & STOCK-BASED COMPENSATION (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		0.38%	0.86%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		87.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			5 years 9 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.26%		0.80%	0.28%	0.28%	0.77%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	197.00%		89.00%	87.00%	87.00%	86.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years	5 years 2 months 12 days	5 years	5 years	5 years	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate					0.00%	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.36%		1.36%	0.38%	0.71%	2.37%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	253.00%		370.00%	127.00%	127.00%	103.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6 years	5 years 8 months 12 days	6 years 2 months 12 days	6 years	6 years	6 years